Summary of significant accounting policies (Details 3) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reclassification [Line Items]
Net loss from continuing and discontinued operations			$ 2,285,857	$ 1,125,565
Loss from discontinued operations, per basic share			$ 12.94	$ 6.51	$ 0.16
Loss from discontinued operations, per diluted share			$ 12.94	$ 6.51	$ 0.16
Net loss from continuing operations	$ (429,587)	$ 974,025	$ 1,750,377	$ 682,663
Net loss from continuing operations per share, basic	$ (2.54)	$ 5.34	$ 9.91	$ 3.95
Net loss from continuing operations per share, diluted	$ (2.50)	$ 5.34	$ 9.91	$ 3.95
Weighted average number of ordinary shares outstanding
Weighted average number of shares outstanding, basic	17,685,629	17,652,541	17,666,043	17,283,258	17,145,000
Weighted average number of shares outstanding, diluted	17,985,629	17,652,541	17,666,043	17,283,258	17,145,000
Net loss	$ (429,587)	$ 1,509,506	$ 2,285,857	$ 1,125,565	$ 28,022
Net loss per share
Net loss per share, basic	$ 2.54	$ (8.37)		$ 6.51	$ 0.16
Net loss per share, diluted	$ 2.50	$ (8.37)		$ 6.51	$ 0.16
Reclassification, Other [Member]
Reclassification [Line Items]
Net loss from continuing operations				$ 682,663
Weighted average number of ordinary shares outstanding
Weighted average number of shares outstanding, basic				17,283,258	17,145,000
Weighted average number of shares outstanding, diluted				17,283,258	17,145,000
Net loss				$ 1,125,565